Cash and Cash Equivalents (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of currencies in cash and cash equivalents [line items]
Cash and cash equivalents	$ 3,255	$ 3,289	$ 2,019	$ 3,817
U.S. dollars [Member]
Disclosure of currencies in cash and cash equivalents [line items]
Cash and cash equivalents	3,168	3,172
NIS (not linked to the Israeli CPI) [Member]
Disclosure of currencies in cash and cash equivalents [line items]
Cash and cash equivalents	$ 87	$ 117